Average Annual Total Returns - FidelityEquity-IncomeFund-RetailPRO - FidelityEquity-IncomeFund-RetailPRO - Fidelity Equity-Income Fund	Apr. 01, 2025
Fidelity Equity-Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.29%
Past 5 years	9.96%
Past 10 years	9.23%
Fidelity Equity-Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.83%
Past 5 years	8.48%
Past 10 years	7.48%
Fidelity Equity-Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.08%
Past 5 years	7.63%
Past 10 years	7.00%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS008
Average Annual Return:
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%